Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000234661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 0.62%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s Customized Reference Benchmark, returned 2.59%.
What contributed to performance?
At the sector level, the housing, prepaid gas, education, tax-backed local, and tax-backed state sectors contributed to absolute performance. With respect to credit tiers, allocations to AA, A, and BBB rated securities helped results. In terms of maturities, allocations to the 3-10, 12-15, and 18-20 year maturity ranges contributed, as did holdings in bonds with maturities of 25 years and longer.
What detracted from performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk was a modest detractor from performance. Certain high yield securities in the school district and non-rated corporate project sectors also detracted. Holdings in the 15-18 year and 20-25 year maturity ranges detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	0.62%	1.30%
Bloomberg Municipal Bond Index	2.03	0.74
Customized Reference Benchmark	2.59	1.05

Performance Inception Date	Mar. 14, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 47,832,834
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 31,651
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$47,832,834
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$31,651
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	17.9%
Housing	16.7%
Education	16.5%
Health	13.6%
Utilities	12.7%
County/City/Special District/School District	10.7%
Corporate	7.7%
State	4.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	52.3%
A	18.4%
BBB/Baa	7.4%
BB/Ba	2.9%
N/R	8.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 5, 2025, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of BlackRock Municipal Bond Fund, Inc.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000234660 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 0.37%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s Customized Reference Benchmark, returned 2.59%.
What contributed to performance?
At the sector level, the housing, prepaid gas, education, tax-backed local, and tax-backed state sectors contributed to absolute performance. With respect to credit tiers, allocations to AA, A, and BBB rated securities helped results. In terms of maturities, allocations to the 3-10, 12-15, and 18-20 year maturity ranges contributed, as did holdings in bonds with maturities of 25 years and longer.
What detracted from performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk was a modest detractor from performance. Certain high yield securities in the school district and non-rated corporate project sectors also detracted. Holdings in the 15-18 year and 20-25 year maturity ranges detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	0.37%	1.09%
Investor A Shares (with sales charge)	(3.89)	(0.27)
Bloomberg Municipal Bond Index	2.03	0.74
Customized Reference Benchmark	2.59	1.05

Performance Inception Date	Mar. 14, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 47,832,834
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 31,651
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$47,832,834
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$31,651
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	17.9%
Housing	16.7%
Education	16.5%
Health	13.6%
Utilities	12.7%
County/City/Special District/School District	10.7%
Corporate	7.7%
State	4.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	52.3%
A	18.4%
BBB/Baa	7.4%
BB/Ba	2.9%
N/R	8.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 5, 2025, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of BlackRock Municipal Bond Fund, Inc.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000234662 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Class K Shares
Trading Symbol	MPKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 0.67%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s Customized Reference Benchmark, returned 2.59%.
What contributed to performance?
At the sector level, the housing, prepaid gas, education, tax-backed local, and tax-backed state sectors contributed to absolute performance. With respect to credit tiers, allocations to AA, A, and BBB rated securities helped results. In terms of maturities, allocations to the 3-10, 12-15, and 18-20 year maturity ranges contributed, as did holdings in bonds with maturities of 25 years and longer.
What detracted from performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk was a modest detractor from performance. Certain high yield securities in the school district and non-rated corporate project sectors also detracted. Holdings in the 15-18 year and 20-25 year maturity ranges detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	0.67%	1.38%
Bloomberg Municipal Bond Index	2.03	0.74
Customized Reference Benchmark	2.59	1.05

Performance Inception Date	Mar. 14, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 47,832,834
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 31,651
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$47,832,834
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$31,651
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	17.9%
Housing	16.7%
Education	16.5%
Health	13.6%
Utilities	12.7%
County/City/Special District/School District	10.7%
Corporate	7.7%
State	4.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	52.3%
A	18.4%
BBB/Baa	7.4%
BB/Ba	2.9%
N/R	8.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 5, 2025, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of BlackRock Municipal Bond Fund, Inc.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports